Expected Non-cancellable Undiscounted Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 93,492	$ 98,570
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	21,256	23,909
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	43,483	50,232
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 28,753	$ 24,429